Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 01, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other current assets
Prepayments to suppliers	¥ 351,354		¥ 210,819				¥ 179,744
Contract cost assets			192,848
Prepaid rental and deposits							7,597
Deferred offering costs							5,719
Government grants receivable					¥ 30,000		30,000
Others	25,448		21,251				24,351
Prepayments and other current assets	¥ 678,089	$ 93,513	¥ 424,918	$ 58,598		¥ 240,647	¥ 247,411